Interest in Other Entities (Details 1) - USD ($) $ in Thousands		3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Revenue				$ 73	$ 144	$ 273
General and administrative expenses				2,639	1,168	3,081
Profit (loss for the period)				(3,599)	$ (1,804)	$ (14,178)
Gix Internet Ltd [Member]
Revenue	[1]		$ 12,081	18,017
Gross profit	[1]		3,252	4,444
Profit (loss for the period)	[1]		(3,153)	262
Other comprehensive loss	[1]		(609)
Total comprehensive profit (loss)	[1]		$ (3,762)	$ 262
Matomy Ltd [Member]
Revenue
Gross profit
General and administrative expenses		(401)
Change in fair value of investment in financial assets		535
Other financial income		129
Profit (loss for the period)		263
Other comprehensive loss
Total comprehensive profit (loss)		$ 263

[1]	translated at average exchange rates for the period